UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI     08/22/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: 58669 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1100   279796 SH       SOLE                   279796
ACKERMANS                      FE               BE0003764     1280    13179 SH       SOLE                    13179
AWD HOLDING                    FE               DE0005085     1051    24608 SH       SOLE                    24608
BANK OF PIRAEUS                FE               GRS014013     1239    33838 SH       SOLE                    33838
BARRY CALLEBAUTN               FE               CH0009002     1138     1502 SH       SOLE                     1502
BENI STABILI                   FE               IT0001389     1045   714483 SH       SOLE                   714483
CA IMMOB ANLAGEN               FE               AT0000641     1085    36778 SH       SOLE                    36778
D+S EUROPE                     FE               DE0005336     1169    83052 SH       SOLE                    83052
ELEXIS                         FE               DE0005085     1257    36704 SH       SOLE                    36704
HELLENIC EXCHANGES             FE               GRS395363     1350    51427 SH       SOLE                    51427
HEMTEX AB                      FE               SE0000698     1139    59257 SH       SOLE                    59257
HERA SPA                       FE               IT0001250     1109   264685 SH       SOLE                   264685
IAWS GROUP                     FE               IE0004554     1052    50152 SH       SOLE                    50152
INDRA SISTEMAS -A-             FE               ES0118594     1262    50346 SH       SOLE                    50346
INVISTA REAL ESTATE            FE               GB00B1CKT     1042   480967 SH       SOLE                   480967
IPSOS                          FE               FR0000073     1209    33076 SH       SOLE                    33076
KLOECKNER & CO N               FE               DE000KC01     1397    19285 SH       SOLE                    19285
LAIRD GRP                      FE               GB00B1VNS     1046    95416 SH       SOLE                    95416
LAMPRELL                       FE               GB00B1CL5     1394   201444 SH       SOLE                   201444
MACINTOSH RETAIL GR            FE               NL0000367     1237    27701 SH       SOLE                    27701
MCINERNEY HOLDINGS             FE               IE00B1W38     1049   321645 SH       SOLE                   321645
MOTA-ENGIL                     FE               PTMEN0AE0     1425   148249 SH       SOLE                   148249
NEOCHIMIKI L.V.LAV             FE               GRS463003     1110    39611 SH       SOLE                    39611
NEOPOST                        FE               FR0000120     1258     8569 SH       SOLE                     8569
NKT HOLDING                    FE               DK0010287     1387    13897 SH       SOLE                    13897
PRAKTIKER HOLDING              FE               DE000A0F6     1200    29458 SH       SOLE                    29458
PROSAFE SE                     FE               NO0003074     1280    79785 SH       SOLE                    79785
RAMIRENT OYJ                   FE               FI0009007     1374    50402 SH       SOLE                    50402
RNB RETAIL AND BRANDS          FE               SE0000401      745    60000 SH       SOLE                    60000
ROULARTA MEDIA GROUP NV        FE               BE0003741     1251    14004 SH       SOLE                    14004
SHANKS GROUP                   FE               GB0007995     1108   221786 SH       SOLE                   221786
SONAE SGPS                     FE               PTSON0AE0     1293   455126 SH       SOLE                   455126
SPECTRIS                       FE               GB0003308     1205    66287 SH       SOLE                    66287
SPICE                          FE               GB00B01YR     1195   111291 SH       SOLE                   111291
STORK                          FE               NL0000390     1532    23576 SH       SOLE                    23576
TANFIELD GROUP                 FE               GB0002787     1477   400000 SH       SOLE                   400000
TELEPERFORMANCE                FE               FR0000051     1202    27542 SH       SOLE                    27542
TREVI FIN IND                  FE               IT0001351     1332    73705 SH       SOLE                    73705
TRYGVESTA                      FE               DK0060013     1142    14506 SH       SOLE                    14506
TULLETT PREBON                 FE               GB00B1H0D     1104   122983 SH       SOLE                   122983
TULLOW OIL                     FE               GB0001500     1666   170102 SH       SOLE                   170102
URALITA                        FE               ES0182170     1425   151962 SH       SOLE                   151962
VEDIOR NV                      FE               NL0006005     1440    47908 SH       SOLE                    47908
VT GROUP                       FE               GB0031729      790    67000 SH       SOLE                    67000
WARTSILA OYJ-B SHARES          FE               FI0009003     1202    18169 SH       SOLE                    18169
WEIR GROUP                     FE               GB0009465     1400    95600 SH       SOLE                    95600
WINCOR NIXDORF                 FE               DE000A0CA     1184    12878 SH       SOLE                    12878
ZUMTOBEL                       FE               AT0000837     1268    33914 SH       SOLE                    33914